Background (Details) - USD ($)				9 Months Ended	12 Months Ended
	Nov. 13, 2019	Oct. 04, 2019	May 09, 2018	Sep. 30, 2019	Dec. 31, 2018
Background (Textual)
Description of acquired assets				post-Closing obligations under assigned contracts and issued GACP a note payable for $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.	Post-Closing obligations under assigned contracts and paid to GACP the sum of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.
Subsequent Event [Member]
Background (Textual)
Reverse stock split, description	The Company entered into an agreement with the holder of 265,172 common stock options and on November 25, 2019, the Company entered into an agreement with the holder of 13,334 common stock options (of which 6,667 were held at December 31, 2018), whereby the Company and option holders each agreed that the exercise price pertaining to those options only would not be adjusted for the effects of the Reverse Stock Split.
Board ofDirectors and Chairman [Member] | Subsequent Event [Member]
Background (Textual)
Company's common stock outstanding in percentage		64.27%
Reverse stock split, description		(1) effect a reverse stock split of our issued and outstanding Common Stock at a ratio between one-for-twenty and one-for-thirty five, with such final ratio to be determined at the sole discretion of the Board (or its designee or designees) and with such to be effected at such time and date, if at all, as determined by the Board in its sole discretion (provided that it is by October 4, 2020) and (2) indemnify the directors, officers, employees or other agents of the Company to the fullest extent permitted by the Delaware General Corporation Law.
Maximum [Member]
Background (Textual)
Capital raise				$ 50,000,000	$ 50,000,000
Minimum [Member]
Background (Textual)
Capital raise				$ 10,000,000	$ 10,000,000
CrowdPay [Member]
Background (Textual)
Shares of common stock will issued			2,916,667
OmniSoft [Member]
Background (Textual)
Shares of common stock will issued			1,833,333